OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of movement of other-non financial liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of other-non financial liabilities [Abstract]
Initial balance		$ 2,738,888	$ 3,540,466	$ 2,974,760
Recognition	[1]	4,221,168	1,970,203	8,264,970
Use		(4,053,345)	(2,554,476)	(7,703,011)
Loyalty program (Award and redeem)		(12,091)	(137,176)	124,548
Expiration of tickets		(114,227)	(72,670)	(156,435)
Adjustment application IAS 29, Argentina hyperinflation			(3,485)	2,232
Others provisions		4,800	(3,974)	33,402
Final balance		$ 2,785,193	$ 2,738,888	$ 3,540,466

[1]	The balance includes mainly, deferred income for services not provided as of December 31, 2021 and December 31, 2020; and for the frequent flyer LATAM Pass program. LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world.